Employee Benefits - Additional Information (Details) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [abstract]
Defined contribution plan expenses | ₩	₩ 2,181	₩ 2,067	₩ 1,968
Net defined benefit liability | $				$ 28